PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 94.7%
Asset-Backed Securities 5.1%
Cayman Islands 3.9%
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.465%(c)	08/20/32		250	$250,112
HPS Loan Management Ltd.,
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.274(c)	04/20/34		500	498,217
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.458(c)	07/22/32		250	250,044

OZLM Ltd., Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.524(c)	07/20/32		250	250,012
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.374(c)	07/20/30		250	250,107
					1,498,492
United States 1.2%
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	102,050
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.739(c)	08/25/25		100	99,852
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.799(cc)	01/16/46		92	95,758
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.889(c)	06/25/24		150	148,377
					446,037

Total Asset-Backed Securities (cost $1,944,883)					1,944,529
Commercial Mortgage-Backed Securities 7.4%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	23	19,372

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Ireland 1.1%
Taurus CMBS,
Series 2021-UK04A, Class B, 144A	— %(p)	08/17/31	GBP	100	$139,000
Series 2021-UK04A, Class C, 144A	—(p)	08/17/31	GBP	100	139,000
Series 2021-UK04A, Class D, 144A	—(p)	08/17/31	GBP	100	139,000
					417,000
United Kingdom 0.7%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.573(c)	01/23/29	GBP	200	277,637
United States 5.5%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.743(c)	10/15/36		268	268,858
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.593(c)	12/15/36		379	379,569

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.859(c)	11/15/37		99	99,069
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.743(c)	05/15/36		200	201,092
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.572(cc)	05/25/30		399	48,553
Series K113, Class X1, IO	1.387(cc)	06/25/30		1,155	125,358
Series KG03, Class X1, IO	1.381(cc)	06/25/30		1,290	136,464

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	231,784
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		300	290,128
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.293(c)	01/15/26		100	100,939
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.843(c)	01/15/26		100	101,062

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.493%(c)	05/15/31		100	$100,312
					2,083,188

Total Commercial Mortgage-Backed Securities (cost $2,748,696)					2,797,197
Corporate Bonds 28.8%
Australia 0.3%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000	08/28/25	EUR	100	128,235
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	152,537
China 0.4%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		128	133,355
France 1.8%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	116,705
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	117,117
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	116,706

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	131,272
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	100,736
Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	100	120,723
					703,259
Germany 3.0%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	259,218
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	100	121,958

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375%	03/03/22	EUR	150	$178,245
TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	124,218
Vertical Holdco GmbH, Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	100	126,341
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	122,190
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	203,920
					1,136,090
Hong Kong 0.3%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	124,932
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	124,634
Iceland 0.3%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	0.000(cc)	07/24/26	EUR	100	116,740
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	127,572
Indonesia 0.3%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	115,495
Italy 1.0%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	147,188
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	200	236,719
					383,907

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Kazakhstan 0.5%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250%	12/05/23	CHF	50	$58,748
Gtd. Notes	3.638	06/20/22	CHF	100	113,621
					172,369
Luxembourg 1.3%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	121,900
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	121,900

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	240,113
					483,913
Mexico 1.2%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	237,817
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	236,976
					474,793
Netherlands 1.9%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	77,847
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	150	185,268
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	229,539
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	200	236,215
					728,869
Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		119	112,946
Poland 0.9%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	326,036

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia 0.9%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500%	03/21/26	EUR	200	$249,053
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898	10/03/25	CHF	100	111,341
					360,394
Spain 1.1%
Amadeus IT Group SA, Sr. Unsec’d. Notes, EMTN	1.875	09/24/28	EUR	200	257,565
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000	02/15/33	EUR	100	119,746
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, 144A	10.750	09/30/23	EUR	35	44,511
					421,822
Supranational Bank 0.4%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	28,919
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	118,170
					147,089
United Arab Emirates 1.0%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	126,593
DP World PLC, Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	157,636
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	83,997
					368,226
United Kingdom 4.9%
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	121,672
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	277,652
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	138,791

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125%	05/17/24	GBP	100	$148,273
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	121,591
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	121,590

HSBC Holdings PLC, Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	200	152,838
InterContinental Hotels Group PLC, Gtd. Notes, EMTN	1.625	10/08/24	EUR	200	248,258
Natwest Group PLC, Sr. Unsec’d. Notes, EMTN	2.000(ff)	03/08/23	EUR	100	120,204
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	141,295
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000	03/24/23	GBP	80	119,076
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	144,386
					1,855,626
United States 6.0%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	129,230
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes	2.125	08/15/26	EUR	150	178,225
Avantor Funding, Inc., Sr. Sec’d. Notes	2.625	11/01/25	EUR	150	182,831
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	124,173
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		30	31,173
Citigroup, Inc., Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	1,000	130,271
Diamond BC BV, Gtd. Notes	5.625	08/15/25	EUR	125	150,521
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	127,452
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, EMTN	0.000(cc)	08/12/25	EUR	100	117,464
JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	16,256

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.388%(s)	01/21/27	ITL(jj)	50,000	$29,333
Morgan Stanley, Sr. Unsec’d. Notes	0.497(ff)	02/07/31	EUR	250	295,735
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375	04/24/30	GBP	150	217,844
Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	121,149
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	142,622
VEREIT Operating Partnership LP,
Gtd. Notes	2.200	06/15/28		5	5,162
Gtd. Notes	2.850	12/15/32		5	5,361

Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	127,529
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	133,050
					2,265,381

Total Corporate Bonds (cost $10,273,002)					10,964,220
Residential Mortgage-Backed Securities 1.6%
Bermuda 0.5%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.689(c)	04/25/28		62	62,858
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31		150	150,823
					213,681
Ireland 0.3%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	89	104,491

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States 0.8%
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050%(c)	11/25/50		10	$10,506
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50		60	60,919

Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	2.882	10/25/59		87	87,076
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.904(c)	12/25/22		135	135,277
					293,778

Total Residential Mortgage-Backed Securities (cost $608,375)					611,950
Sovereign Bonds 51.8%
Brazil 1.4%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		46	47,851
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		455	491,638
					539,489
Bulgaria 0.5%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	174,983
Canada 0.7%
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	91,425
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	100	93,481
Province of Saskatchewan, Unsec’d. Notes	2.750	12/02/46	CAD	100	83,408
					268,314

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China 3.0%
China Government Bond, Sr. Unsec’d. Notes	3.900%	07/04/36	CNH	1,000	$168,483
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	967,995
					1,136,478
Colombia 2.1%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	789,927
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	272,920
Cyprus 2.2%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	260,147
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	278,373
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	301,371
					839,891
France 0.3%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	96,588
Greece 4.7%
Hellenic Republic Government Bond,
Bonds	4.200	01/30/42	EUR	100	190,235
Bonds	4.300(c)	02/24/24	EUR	75	98,738
Bonds	4.300(c)	02/24/25	EUR	85	115,409
Bonds	4.300(c)	02/24/26	EUR	85	119,268
Bonds	4.300(c)	02/24/27	EUR	195	281,633
Bonds	4.300(c)	02/24/28	EUR	177	260,603
Bonds	4.300(c)	02/24/29	EUR	50	74,725
Bonds	4.300(c)	02/24/30	EUR	200	304,314
Bonds	4.300(c)	02/24/31	EUR	140	216,966
Bonds	4.300(c)	02/24/42	EUR	5	9,060

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	107,644
					1,778,595

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 0.4%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750%	06/05/35	EUR	100	$127,521
Sr. Unsec’d. Notes	4.300	12/19/21	CNH	200	31,072
					158,593
Indonesia 3.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	119,811
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	120,849
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	371,000
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	249,409
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	175,368
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	282,358
					1,318,795
Israel 1.2%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		200	215,384
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	200	260,482
					475,866
Italy 7.5%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	150	219,623
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	145	182,369
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	340	526,622

Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	35	38,418
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	212,387
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	102,568
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	369,614
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,198,655
					2,850,256
Japan 2.4%
Japan Government Two Year Bond, Bonds, Series 427	0.005	08/01/23	JPY	100,000	913,951

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375%	11/09/28	EUR	115	$152,513
Mexico 1.9%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	122,629
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	373,186
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	228,234
					724,049
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	64,982
Peru 1.5%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	131,970
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	429,691
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	25,602
					587,263
Philippines 1.2%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	353,805
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	120,908
					474,713
Portugal 3.8%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	93,540
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	942,123
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	150	300,966
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	121,185
					1,457,814

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 1.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500%	02/08/30	EUR	100	$126,790
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	67,167
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	138,083
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	48,714
					380,754
Russia 0.7%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	260,337
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	154,470
Serbia 0.9%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	330,568
Spain 6.7%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	117,401
Spain Government Bond,
Bonds, 144A	5.150	10/31/28(k)	EUR	185	303,607
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	30,774
Sr. Unsec’d. Notes, 144A	1.000	10/31/50(k)	EUR	310	352,461
Sr. Unsec’d. Notes, 144A	1.400	04/30/28(k)	EUR	70	91,775
Sr. Unsec’d. Notes, 144A	1.850	07/30/35(k)	EUR	325	453,367
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	96,930

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	1,089,592
					2,535,907
Ukraine 2.0%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	500	647,713
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	110,370
					758,083

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom 0.5%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875%	07/23/42	GBP	100	$186,404

Total Sovereign Bonds (cost $17,690,915)					19,682,503

Total Long-Term Investments (cost $33,265,871)					36,000,399

	Shares
Short-Term Investments 5.1%
Affiliated Mutual Fund 5.1%
PGIM Core Ultra Short Bond Fund (cost $1,940,495)(wb)	1,940,495	1,940,495
Options Purchased*~ 0.0%
	(cost $6,300)	5,259

	Total Short-Term Investments (cost $1,946,795)	1,945,754

	TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.8% (cost $35,212,666)	37,946,153
Options Written*~ (0.0)%
	(premiums received $8,337)	(6,957)

	TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.8% (cost $35,204,329)	37,939,196
	Other assets in excess of liabilities(z) 0.2%	77,432

	Net Assets 100.0%	$38,016,628

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBS—Collateralized Mortgage-Backed Security
CME—Chicago Mercantile Exchange
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MPLE—Maple Bonds

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $26 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	1,875	$2,206
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	1,875	3,053
Total Options Purchased (cost $6,300)									$5,259
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)		500	$(4,259)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)		500	(2,572)
iTraxx.XO.35.V1, 06/20/26	Put	Barclays Bank PLC	09/15/21	5.00%	5.00%(Q)	iTraxx.XO. 35.V1(Q)	EUR	210	(126)
Total Options Written (premiums received $8,337)									$(6,957)
Futures contracts outstanding at July 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	5 Year U.S. Treasury Notes	Sep. 2021	$1,617,789	$9,548
3	10 Year Australian Treasury Bonds	Sep. 2021	320,100	10,977
1	10 Year Canadian Government Bonds	Sep. 2021	118,636	3,349
4	10 Year U.S. Treasury Notes	Sep. 2021	537,813	9,509
4	10 Year U.S. Ultra Treasury Notes	Sep. 2021	601,000	18,359
14	20 Year U.S. Treasury Bonds	Sep. 2021	2,306,063	110,324
3	30 Year Euro Buxl	Sep. 2021	765,274	54,446
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2021	997,656	50,553
7	Euro-OAT	Sep. 2021	1,345,872	17,375
				284,440

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Futures contracts outstanding at July 31, 2021 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
51	2 Year U.S. Treasury Notes	Sep. 2021	$11,253,469	$45
3	3 Month CME SOFR	Jun. 2022	749,588	557
30	5 Year Euro-Bobl	Sep. 2021	4,817,124	(48,177)
27	10 Year Euro-Bund	Sep. 2021	5,655,316	(127,604)
2	10 Year U.K. Gilt	Sep. 2021	360,816	498
163	Euro Currency	Sep. 2021	24,176,975	647,079
44	Euro Schatz Index	Sep. 2021	5,864,369	(10,337)
				462,061
				$746,501
Forward foreign currency exchange contracts outstanding at July 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	239	$46,109	$45,845	$—	$(264)
Expiring 09/02/21	Standard Chartered	BRL	212	41,021	40,514	—	(507)
British Pound,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	GBP	2,460	3,393,607	3,419,887	26,280	—
Chilean Peso,
Expiring 09/15/21	BNP Paribas S.A.	CLP	27,651	37,927	36,387	—	(1,540)
Chinese Renminbi,
Expiring 08/18/21	HSBC Bank PLC	CNH	129	20,003	19,997	—	(6)
Colombian Peso,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	COP	72,758	19,335	18,715	—	(620)
Euro,
Expiring 08/03/21	Citibank, N.A.	EUR	1,263	1,508,444	1,498,649	—	(9,795)
Expiring 08/03/21	Citibank, N.A.	EUR	204	241,081	242,216	1,135	—
Expiring 08/03/21	The Toronto-Dominion Bank	EUR	106	125,244	125,818	574	—
Expiring 10/19/21	BNP Paribas S.A.	EUR	42	49,865	50,168	303	—
Expiring 10/19/21	Citibank, N.A.	EUR	95	112,964	113,355	391	—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	EUR	92	108,943	108,745	—	(198)
Israeli Shekel,
Expiring 09/17/21	Morgan Stanley & Co. International PLC	ILS	108	32,707	33,368	661	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 08/03/21	BNP Paribas S.A.	JPY	40,424	$366,626	$368,489	$1,863	$—
Norwegian Krone,
Expiring 10/19/21	Citibank, N.A.	NOK	217	24,749	24,610	—	(139)
				$6,128,625	$6,146,763	31,207	(13,069)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/21	Bank of America, N.A.	AUD	50	$36,720	$36,661	$59	$—
Expiring 10/19/21	Morgan Stanley & Co. International PLC	AUD	571	424,224	418,859	5,365	—
Brazilian Real,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	BRL	239	48,227	45,845	2,382	—
Expiring 09/02/21	Morgan Stanley & Co. International PLC	BRL	239	45,929	45,658	271	—
British Pound,
Expiring 08/03/21	BNP Paribas S.A.	GBP	2,460	3,426,085	3,419,887	6,198	—
Expiring 09/02/21	Morgan Stanley & Co. International PLC	GBP	2,460	3,393,833	3,420,133	—	(26,300)
Expiring 10/19/21	Barclays Bank PLC	GBP	59	81,466	81,449	17	—
Expiring 10/19/21	BNP Paribas S.A.	GBP	36	49,754	49,910	—	(156)
Canadian Dollar,
Expiring 10/19/21	Bank of America, N.A.	CAD	36	29,053	29,072	—	(19)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	CAD	831	663,999	666,371	—	(2,372)
Chinese Renminbi,
Expiring 08/18/21	Barclays Bank PLC	CNH	384	59,349	59,329	20	—
Expiring 08/18/21	Citibank, N.A.	CNH	125	19,215	19,260	—	(45)
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	CNH	8,152	1,262,463	1,259,167	3,296	—
Colombian Peso,
Expiring 09/15/21	Citibank, N.A.	COP	126,292	35,103	32,485	2,618	—
Euro,
Expiring 08/03/21	Bank of America, N.A.	EUR	264	315,200	313,215	1,985	—
Expiring 08/03/21	Citibank, N.A.	EUR	373	445,536	442,396	3,140	—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	67	78,670	78,940	—	(270)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/21	Bank of America, N.A.	EUR	231	$274,588	$274,719	$—	$(131)
Expiring 10/19/21	Goldman Sachs International	EUR	71	83,563	84,274	—	(711)
Hong Kong Dollar,
Expiring 08/18/21	JPMorgan Chase Bank, N.A.	HKD	1,026	132,164	132,081	83	—
Hungarian Forint,
Expiring 10/19/21	Barclays Bank PLC	HUF	14,298	47,603	47,198	405	—
Indonesian Rupiah,
Expiring 09/15/21	Citibank, N.A.	IDR	2,724,990	189,367	187,767	1,600	—
Israeli Shekel,
Expiring 09/17/21	Barclays Bank PLC	ILS	66	20,476	20,441	35	—
Expiring 09/17/21	Citibank, N.A.	ILS	66	20,208	20,289	—	(81)
Japanese Yen,
Expiring 08/03/21	Morgan Stanley & Co. International PLC	JPY	40,424	364,855	368,489	—	(3,634)
Expiring 09/02/21	BNP Paribas S.A.	JPY	40,424	366,710	368,572	—	(1,862)
Expiring 10/19/21	Barclays Bank PLC	JPY	5,018	45,747	45,769	—	(22)
Expiring 10/19/21	JPMorgan Chase Bank, N.A.	JPY	6,023	54,676	54,938	—	(262)
Malaysian Ringgit,
Expiring 09/15/21	Morgan Stanley & Co. International PLC	MYR	94	22,855	22,191	664	—
Mexican Peso,
Expiring 09/15/21	Citibank, N.A.	MXN	365	18,408	18,240	168	—
New Zealand Dollar,
Expiring 10/19/21	Morgan Stanley & Co. International PLC	NZD	178	123,929	123,760	169	—
Norwegian Krone,
Expiring 10/19/21	Barclays Bank PLC	NOK	185	20,897	20,898	—	(1)
Peruvian Nuevo Sol,
Expiring 09/15/21	Goldman Sachs International	PEN	46	12,037	11,203	834	—
Expiring 09/15/21	Morgan Stanley & Co. International PLC	PEN	47	12,088	11,614	474	—
Polish Zloty,
Expiring 10/19/21	Citibank, N.A.	PLN	154	40,123	40,042	81	—
Singapore Dollar,
Expiring 09/15/21	The Toronto-Dominion Bank	SGD	30	22,644	22,151	493	—
South African Rand,
Expiring 09/15/21	Citibank, N.A.	ZAR	484	35,041	32,843	2,198	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/15/21	Citibank, N.A.	ZAR	389	$28,322	$26,378	$1,944	$—
Expiring 09/15/21	Citibank, N.A.	ZAR	312	22,789	21,150	1,639	—
Expiring 09/15/21	The Toronto-Dominion Bank	ZAR	263	18,900	17,875	1,025	—
Swedish Krona,
Expiring 10/19/21	Barclays Bank PLC	SEK	1,538	179,393	178,800	593	—
Swiss Franc,
Expiring 10/19/21	UBS AG	CHF	316	346,363	349,567	—	(3,204)
				$12,918,572	$12,919,886	37,756	(39,070)
						$68,963	$(52,139)
Credit default swap agreements outstanding at July 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	600	0.780%	$2,532	$(286)	$2,818	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.178%	1,526	(57)	1,583	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.122%	5,401	(191)	5,592	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.274%	1,363	(57)	1,420	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.673%	917	(76)	993	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.287%	1,788	(76)	1,864	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.278%	1,356	(57)	1,413	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.392%	1,162	(57)	1,219	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.174%	1,533	(57)	1,590	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	360	0.843%	1,202	(172)	1,374	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	3.072%	(16,398)	(286)	(16,112)	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation	12/20/22	1.000%(Q)	360	0.364%	$3,631	$(172)	$3,803	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.344%	5,391	(248)	5,639	Citibank, N.A.
					$11,404	$(1,792)	$13,196

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	3,760	$(8,531)	$(494)	$(8,037)	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Bellemeade Re Ltd.	08/31/21	1.250%(M)	5	*	$—	$—	$—	Goldman Sachs International
Bravo Residential Funding Trust	08/31/21	1.250%(M)	7	*	1	—	1	Goldman Sachs International
Bravo Residential Funding Trust	08/31/21	1.250%(M)	4	*	—	—	—	Goldman Sachs International
Bunker Hill Loan Depositary Trust	08/31/21	0.500%(M)	21	*	1	—	1	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Countrywide Alternative Loan Trust	08/31/21	1.250%(M)	16	*	$1	$—	$1	Goldman Sachs International
Delta Home Equity	08/31/21	1.250%(M)	12	*	1	—	1	Goldman Sachs International
Eagle Re Ltd.	08/31/21	1.250%(M)	40	*	3	—	3	Goldman Sachs International
First NLC Home Equity	08/31/21	1.250%(M)	3	*	—	—	—	Goldman Sachs International
Flagstar Mortgage Trust	08/31/21	0.500%(M)	13	*	—	—	—	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	1.250%(M)	11	*	1	—	1	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	0.500%(M)	9	*	—	—	—	Goldman Sachs International
GS Mortgage-Backed Securities Trust	08/31/21	1.250%(M)	8	*	1	—	1	Goldman Sachs International
GSAMP Home Equity Trust	08/31/21	1.250%(M)	17	*	1	—	1	Goldman Sachs International
GSR Mortgage Loan Trust	08/31/21	1.250%(M)	19	*	1	—	1	Goldman Sachs International
GSRPM Mortgage Loan Trust	08/31/21	1.250%(M)	6	*	—	—	—	Goldman Sachs International
Home Re Ltd.	08/31/21	1.250%(M)	54	*	4	—	4	Goldman Sachs International
Long Beach Home Equity	08/31/21	1.250%(M)	27	*	2	—	2	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
MFRA Trust	08/31/21	1.000%(M)	37	*	$2	$—	$2	Goldman Sachs International
MFRA Trust	08/31/21	1.250%(M)	4	*	—	—	—	Goldman Sachs International
Radnor Re Ltd.	08/31/21	1.250%(M)	52	*	4	—	4	Goldman Sachs International
Residential Accredit Loans Inc.	08/31/21	1.250%(M)	23	*	2	—	2	Goldman Sachs International
Starwood Mortgage Residential Trust	08/31/21	1.250%(M)	10	*	1	—	1	Goldman Sachs International
					$26	$—	$26

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	100	1.250%	$17,510	$18,350	$840

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	$(2,792)	$4,505	$(7,297)	Barclays Bank PLC
U.S. Treasury Note	12/20/22	0.250%(Q)	EUR	145	(561)	(495)	(66)	Barclays Bank PLC
					$(3,353)	$4,010	$(7,363)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	0.443%	$338	$210	$128	Bank of America, N.A.
Boeing Co.	12/20/21	1.000%(Q)	50	0.443%	169	88	81	Goldman Sachs International
DP World PLC	12/20/24	1.000%(Q)	100	0.676%	1,212	318	894	Barclays Bank PLC
General Electric Co.	06/20/22	1.000%(Q)	110	0.236%	886	690	196	Morgan Stanley & Co. International PLC
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	*	1,040	(4,381)	5,421	Citibank, N.A.
Hellenic Republic	12/20/27	1.000%(Q)	140	0.942%	663	589	74	Barclays Bank PLC
Republic of Hungary	06/20/22	1.000%(Q)	450	0.166%	3,896	(494)	4,390	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.318%	3,110	(534)	3,644	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.202%	4,786	1,481	3,305	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	0.322%	4,923	(7,407)	12,330	Bank of America, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.262%	1,751	—	1,751	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.222%	815	157	658	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	100	0.140%	2,191	(27)	2,218	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	1.223%	(1,671)	(10,279)	8,608	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	3.648%	3,669	3,417	252	Deutsche Bank AG
Republic of Ukraine	06/20/25	5.000%(Q)	30	4.028%	1,215	(261)	1,476	Barclays Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	85	4.149%	3,358	(1,557)	4,915	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	0.364%	504	(37)	541	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	200	0.394%	2,537	(1,451)	3,988	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	150	0.394%	1,903	(912)	2,815	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	60	0.394%	762	(428)	1,190	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	100	0.974%	249	(6,043)	6,292	Barclays Bank PLC

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Simon Property Group LP	06/20/26	1.000%(Q)	80	0.682%	$1,321	$908	$413	Goldman Sachs International
State of Illinois	12/20/22	1.000%(Q)	100	0.451%	880	(1,102)	1,982	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	0.799%	779	(3,365)	4,144	Goldman Sachs International
Teva Pharmaceutical Industries Ltd.	12/20/21	1.000%(Q)	10	0.908%	16	10	6	Barclays Bank PLC
T-Mobile USA, Inc.	09/20/21	5.000%(Q)	50	0.355%	627	336	291	Barclays Bank PLC
T-Mobile USA, Inc.	12/20/21	5.000%(Q)	30	0.389%	724	554	170	Barclays Bank PLC
					$42,653	$(29,520)	$72,173

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	1.769%	$15,518	$15,046	$472	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2021:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$12,064	$—	$12,064

Inflation swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(5,407)	$(5,407)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	1,803	1,803
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,717)	(5,717)
	110	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(3,034)	(3,034)
	40	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,250)	(1,250)
	80	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,388)	(2,388)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
70	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(2,057)	$(2,057)
70	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,047)	(2,047)
160	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,399)	(4,399)
				$—	$(24,496)	$(24,496)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$—	$17,847	$17,847
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(4)	37,419	37,423
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	28,457	33,185	4,728
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(3)	20,786	20,789
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(4)	22,216	22,220
BRL	6,910	01/02/24	4.920%(T)	1 Day BROIS(2)(T)	—	(75,092)	(75,092)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(292)	(292)
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	625	625
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	29,223	29,223
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	40,494	40,494
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	20,880	20,880
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	8,067	8,067
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	(12,962)	(12,962)
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(12,737)	(12,737)
BRL	991	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(12,819)	(12,819)
BRL	1,091	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(13,815)	(13,815)
CAD	620	04/05/22	1.445%(S)	3 Month CDOR(2)(S)	(4,193)	4,940	9,133
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)	(2)	(6,661)	(6,659)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	1,460	13,377	11,917
CAD	320	05/30/37	2.240%(S)	3 Month CDOR(2)(S)	(14,075)	11,076	25,151
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	4,411	4,412
CAD	160	12/03/40	2.800%(S)	3 Month CDOR(1)(S)	(26,736)	(16,390)	10,346
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(7,396)	2,926	10,322
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	7,236	7,236
CHF	80	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	2,804	8,138	5,334
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(3,605)	(3,605)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	$—	$(7,145)	$(7,145)
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(10,212)	(10,212)
CLP	164,000	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)	—	(28,934)	(28,934)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	2,132	2,137
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,894	1,895
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,205	3,205
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	5,569	5,567
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	5,170	5,173
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	5,653	5,654
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	6,655	6,661
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,467	2,467
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(10)	(227)	(217)
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(1,391)	(1,389)
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	(8,093)	(8,095)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(7)	2,951	2,958
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	28	9,105	9,077
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	2,708	2,713
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)	—	(4,966)	(4,966)
COP	907,840	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	8,307	12,532	4,225
CZK	3,300	06/29/27	1.175%(A)	6 Month PRIBOR(2)(S)	(5,789)	(5,956)	(167)
EUR	620	05/11/22	(0.250)%(A)	1 Day EONIA(2)(A)	1,531	1,779	248
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	3,456	3,456
EUR	171	08/15/30	(0.191)%(A)	1 Day EONIA(2)(A)	—	113	113
EUR	130	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(12,515)	(14,617)	(2,102)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(74,010)	143,772	217,782
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,604	23,464	21,860
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,322	3,214	892
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	9,810	15,551	5,741
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)	(4,122)	(9,704)	(5,582)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	$126,945	$103,230	$(23,715)
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	(1)	(8,505)	(8,504)
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	22,825	22,825
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	15,483	15,483
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(5,816)	(5,816)
HUF	57,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)	—	(12,092)	(12,092)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(3,708)	14,870	18,578
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	3,017	8,778	5,761
JPY	100,000	11/12/28	0.011%(S)	6 Month JPY LIBOR(2)(S)	—	1,281	1,281
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	3,958	8,204	4,246
JPY	70,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	46,563	46,563
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	68,269	68,269
JPY	35,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	(815)	(815)
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	37,476	37,476
JPY	90,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	52,077	107,134	55,057
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	1,137	1,137
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	—	(6,403)	(6,403)
MXN	6,545	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(14)	(3,903)	(3,889)
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	200	3,860	3,660
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	756	19,801	19,045
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	11,593	11,593
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	691	3,161	2,470
NOK	3,360	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(1,638)	(1,638)
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	33,837	33,837
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,441	4,641	3,200
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	358	358
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(1,264)	(1,264)
NZD	220	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	2,403	5,469	3,066
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	15,733	15,733
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	13,767	13,767
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	4,343	4,343

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	$—	$7,660	$7,660
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	26,090	26,090
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)	—	1,649	1,649
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	15,227	15,227
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	394	1,891	1,497
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	7,590	7,590
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	1,161	1,161
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	2,563	2,563
SGD	250	07/29/31	1.120%(S)	1 Day SORA(2)(S)	—	(1,952)	(1,952)
THB	4,200	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(1,992)	(1,992)
	1,700	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(3,090)	(3,090)
	1,155	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(2,922)	(2,922)
	1,160	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	—	863	863
	680	11/09/22	0.050%(A)	1 Day USOIS(1)(A)	—	612	612
	4,000	11/09/22	0.061%(A)	1 Year SOFR(1)(A)	—	(217)	(217)
	2,220	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	7,448	7,448
	3,165	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	10,979	10,979
	2,754	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	10,237	10,237
	1,950	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	7,264	7,264
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	24,528	24,522
ZAR	11,910	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(129)	1,355	1,484
					$95,473	$916,939	$821,466

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$3,694	$—	$3,694	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	2,367	—	2,367	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	780	—	780	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	1,259	—	1,259	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	1,152	—	1,152	Citibank, N.A.
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,145	(1)	2,146	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	1,477	—	1,477	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	3,781	—	3,781	Morgan Stanley & Co. International PLC

PGIM International Bond Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	$3,751	$—	$3,751	Morgan Stanley & Co. International PLC
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(551)	—	(551)	Morgan Stanley & Co. International PLC
ILS	200	09/07/27	0.488%(A)	3 Month TELBOR(2)(Q)	(394)	—	(394)	Morgan Stanley & Co. International PLC
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	10,606	—	10,606	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	3,281	—	3,281	JPMorgan Chase Bank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(2,833)	(4)	(2,829)	Goldman Sachs International
ILS	800	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	(3,097)	—	(3,097)	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	12,752	(11)	12,763	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	10,144	(2)	10,146	Citibank, N.A.
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	1,659	—	1,659	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	933	—	933	Morgan Stanley & Co. International PLC
RUB	19,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(3,207)	—	(3,207)	Morgan Stanley & Co. International PLC
RUB	20,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(1,087)	—	(1,087)	Morgan Stanley & Co. International PLC
THB	5,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	961	1	960	HSBC Bank PLC
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	9,417	—	9,417	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(1,050)	(24)	(1,026)	Citibank, N.A.
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	6,411	20	6,391	Citibank, N.A.
					$64,351	$(21)	$64,372

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).